Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	$ 198,718	$ 169,244
Managed Fleet
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	12,641	14,821
Less: distribution expense to managed fleet container investors	(11,173)	(13,495)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(453)	(169)
Leasing
Disaggregation Of Revenue [Line Items]
Revenue	1,015	1,157
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	532	1,036
Total Management Fees
Disaggregation Of Revenue [Line Items]
Revenue	$ 1,547	$ 2,193